Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

Drydocking and
Special Survey Costs
As of January 1, 2020	$11,455
Additions	16,916
Amortization	(11,032)
As of December 31, 2020	17,339
Additions	1,155
Amortization	(5,054)
As of June 30, 2021	$13,440